Feb. 28, 2025
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund
Neuberger Berman Emerging Markets Debt Fund Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX)
GOAL
The Fund seeks high total return consisting of income and capital appreciation.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 151 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) - Neuberger Berman Emerging Markets Debt Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		4.25%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) - Neuberger Berman Emerging Markets Debt Fund		Class A	Class C	Institutional Class
Management fees		0.82%	0.82%	0.70%
Distribution and/or shareholder service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.38%	0.33%	0.31%
Total annual operating expenses		1.45%	2.15%	1.01%
Fee waivers and/or expense reimbursement		0.29%	0.24%	0.22%
Total annual operating expenses after fee waivers and/or expense reimbursement	[1]	1.16%	1.91%	0.79%
[1]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.15%, 1.90% and 0.78% of average net assets, respectively. Each of these undertakings lasts until 10/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.15%, 1.90% and 0.78% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

assuming redemption
Expense Example - Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) - Neuberger Berman Emerging Markets Debt Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	538	778	1,100	2,010
Class C	294	600	1,085	2,422
Institutional Class	81	252	490	1,173

assuming no redemption
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Class C | USD ($)	194	600	1,085	2,422

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the Fund normally invests at least 80% of its net assets in debt and other instruments of issuers that are tied economically to emerging market countries and other investments that provide investment exposure to such debt instruments. These include debt instruments of issuers that are based in emerging markets or that receive the majority of revenue from emerging markets, in debt or derivative instruments where the underlying risk or ultimate risk is on such an emerging market issuer, or in debt or derivative instruments where the currency of risk is an emerging market currency. In determining where an issuer of a security is based, the Portfolio Managers may consider such factors as where the company is legally organized, maintains its principal corporate offices and/or conducts its principal operations. The Fund considers emerging market countries to be countries included in the JPMorgan Emerging Markets Bond Index - Global Diversified, the JPMorgan Corporate Emerging Markets Bond Index - Diversified, the JPMorgan Emerging Local Markets Index or the JPMorgan Government Bond Index - Emerging Markets Global Diversified, as well as those countries which are not defined as High Income Organization for Economic Cooperation and Development (OECD) member countries by the World Bank.
The Fund may invest in sovereign, supranational, quasi-sovereign (i.e., securities of issuers that are directly or indirectly wholly-owned by the government or that are explicitly guaranteed by the government) and corporate issuers. These investments may be of any maturity, duration and credit rating (including, without limit, investments in below investment grade securities commonly known as “junk bonds”) and may be denominated in any currency including the local currency of the issuer. The Fund may invest in or continue to hold securities that the Portfolio Managers believe have ratings or other factors that imply an imminent risk of default or that are in default or have defaulted with respect to the payment of interest or repayment of principal, depending on the Portfolio Managers’ evaluation of the investment opportunity. The Fund also may invest a large percentage of its net assets in issuers in a single country or geographic region.
The Portfolio Managers implement a systematic and disciplined framework for analyzing sovereign and corporate debt securities denominated in either local currency or globally traded currencies of industrialized countries. The investment decisions made by the Portfolio Managers rely on fundamental analysis and total return expectations in an effort to identify undervalued and overvalued securities and exploit investment opportunities.
The Portfolio Managers seek to anticipate yield, spread and currency movements in response to:
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Economic conditions;
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Region, country and sector fundamentals;
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Environmental, Social and Governance (ESG) factors; and
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Issuer specific financial performance and other issuer specific factors.
The Portfolio Managers seek to identify investment opportunities in emerging market countries by comparing their analysis of each country’s macroeconomic data and qualitative fundamentals (such as political stability) against market expectations for that country measured by credit spreads, local interest rate levels and exchange rate valuations. The Portfolio Managers invest in individual issuers based on their relative financial performance and other issuer-specific factors as well as the Portfolio Managers’ evaluation of inefficiencies in the markets where the issuer is located that the Portfolio Managers believe result in attractive valuations. As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may improve credit analysis, security selection, relative value analysis and enhance the Fund’s overall investment process. The specific ESG factors considered and scope and application of integration may vary depending on the specific investment and/or investment type. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
In an effort to manage risk, the Portfolio Managers periodically review the allocation of the Fund’s investments among the different asset classes, countries or regions. They may determine to reallocate the Fund’s investments based on a top-down analysis of the global market environment, the economic environment of emerging markets, and their evaluation of the attractiveness of an asset class. This evaluation includes an analysis of the relative attractiveness of the sub-asset classes of emerging markets sovereign credit, corporate credit, currency exchange and local rates. The Portfolio Managers also monitor the Fund’s performance relative to the indices listed above and the total exposure to individual countries, issuers, and currencies.
The Fund may invest in debt instruments of all types. These may include, without limitation, bonds, debentures, notes, convertible securities, loans and related assignments and participations, restricted securities, and money market instruments, including money market funds, denominated in U.S. dollars or other currencies. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), if the investment companies invest principally in the types of investments in which the Fund may invest directly.
The Fund may utilize derivatives of all types, without limitation, including futures and forward contracts (including contracts related to currencies), swap agreements (including total return, interest rate, and credit default swaps), options, and other related or synthetic instruments with respect to individual bonds and other instruments, indices and baskets of securities, interest rates and currencies, and structured notes as part of its principal investment strategies. The Fund may use derivatives for hedging or efficient portfolio management purposes, as well as to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities, a practice that may introduce leverage into the Fund. The Portfolio Managers may choose not to hedge the Fund's positions. The Fund may also invest directly in foreign currencies for hedging risk and/or investment purposes.
In an effort to achieve its goal, the Fund may engage in active and frequent trading.
The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt and other instruments of issuers that are tied economically to emerging market countries and other investments that provide investment exposure to such debt instruments. The Fund will not alter this policy without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR

Best quarter:	Q2 2020	13.22%
Worst quarter:	Q1 2020	-16.21%

average annual total % returns as of 12/31/24
Emerging Markets Debt Fund
Average Annual Returns - Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) - Neuberger Berman Emerging Markets Debt Fund	Label	1 Year		5 Years		10 Years
Neuberger Berman Emerging Markets Debt Fund Institutional Class	Institutional Class Return Before Taxes	2.89%		(0.31%)		1.98%
Neuberger Berman Emerging Markets Debt Fund Institutional Class | Return After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	0.63%		(1.79%)		0.66%
Neuberger Berman Emerging Markets Debt Fund Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	2.07%		(0.54%)		1.41%
Neuberger Berman Emerging Markets Debt Fund Class A	Class A Return Before Taxes	(1.97%)		(1.57%)		1.14%
Neuberger Berman Emerging Markets Debt Fund Class C	Class C Return Before Taxes	0.78%		(1.43%)		0.83%
J.P. Morgan Emerging Market Blend Hard Currency / Local Currency 50-50 Index* (reflects no deduction for fees, expenses or taxes)	J.P. Morgan Emerging Market Blend Hard Currency / Local Currency 50-50 Index (reflects no deduction for fees, expenses or taxes)	2.28%	[1]	(0.32%)	[1]	2.06%	[1]
50% J.P. Morgan Government Bond Index (GBI)—Emerging Markets Global Diversified, 25% J.P. Morgan Emerging Markets Bond Index (EMBI)—Global Diversified, and 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI)—Diversified (reflects no deduction for fees, expenses or taxes)	50% J.P. Morgan Government Bond Index (GBI)—Emerging Markets Global Diversified, 25% J.P. Morgan Emerging Markets Bond Index (EMBI®)—Global Diversified, and 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI)—Diversified (reflects no deduction for fees, expenses or taxes)	2.21%		(0.41%)		2.04%
[1]	On July 24, 2024, the Fund began comparing its performance to the J.P. Morgan Emerging Market Blend Hard Currency / Local Currency 50-50 Index in order to satisfy a change in regulatory requirements. A blended benchmark, which is composed of 50% J.P. Morgan Government Bond Index (GBI)—Emerging Markets Global Diversified, 25% J.P. Morgan Emerging Markets Bond Index (EMBI®)—Global Diversified, and 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI)—Diversified Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the J.P. Morgan Emerging Market Blend Hard Currency / Local Currency 50-50 Index.

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.